Product Warranties - Summary of Changes in Product Warranty Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 46.6	$ 52.8	$ 46.6
Increase (Decrease) in product warranties accrual	0.8	(0.8)	13.1
Acquired during the period	0.0	0.5	0.0
Settlements made in cash or in kind	(5.0)	(5.9)	(6.9)
Balance at end of period	$ 42.4	$ 46.6	$ 52.8